Document and Entity Information	Dec. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2020
Entity Registrant Name	The First Bancshares, Inc.
Entity Incorporation, State or Country Code	MS
Entity File Number	33-94288
Entity Tax Identification Number	64-0862173
Entity Address, Address Line One	6480 U.S. Highway 98 West
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Hattiesburg
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	601
Local Phone Number	268-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000947559
Title of 12(b) Security	Common Stock
Trading Symbol	FBMS
Security Exchange Name	NASDAQ